Consolidated statements of earnings - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated statements of earnings [Abstract]
Revenue from products and services	$ 3,135,772	$ 2,587,758
Cost of products and services sold	2,072,488	1,805,768
Depreciation and amortization	280,702	220,324
Cost of sales	2,353,190	2,026,092
Gross profit	782,582	561,666
Administration	253,150	245,539
Exploration	19,419	17,551
Research and development	36,540	21,036
Other operating income	(37,683)	(7,509)
Loss on disposal of assets	1,042	2,188
Earnings from operations	510,114	282,861
Finance costs	(147,171)	(115,869)
Gain (loss) on derivatives	(183,103)	37,791
Finance income	21,228	111,670
Share of earnings (loss) from equity-accounted investees	(10,844)	154,462
Foreign exchange gains	65,517	15,692
Other income	975	546
Earnings before income taxes	256,716	487,153
Income tax expense	84,874	126,337
Net earnings	$ 171,842	$ 360,816